Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD PENNSYLVANIA TAX-FREE FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 29, 2019
Retail | Vanguard Pennsylvania Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Vanguard Pennsylvania Municipal Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income that is exempt from both federal and Pennsylvania personal income taxes while maintaining a stable net asset value of $1 per share. The Fund is intended for Pennsylvania residents only.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees<br/> <br/>(Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/><br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its assets in a variety of high-quality, short-term Pennsylvania municipal securities whose income is exempt from federal and Pennsylvania state taxes. To be considered high quality, a security must be determined by Vanguard to present minimal credit risk based in part on a consideration of maturity, portfolio diversification, portfolio liquidity, and credit quality. The Fund invests in securities with effective maturities of 397 days or less, maintains a dollar-weighted average maturity of 60 days or less, and maintains a dollar-weighted average life of 120 days or less.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund’s performance:

• State-specific risk, which is the chance that developments in Pennsylvania, such as tax, legislative, or political changes, will adversely affect the securities held by the Fund or that are available for investment by the Fund. Because the Fund invests primarily in securities issued by Pennsylvania and its municipalities, it is more vulnerable to the credit risk and unfavorable developments in Pennsylvania than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Pennsylvania municipal market.

• Credit risk, which is the chance that the issuer of a security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality.

• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates. Because the Fund’s income is based on short-term interest rates—which can fluctuate significantly over short periods—income risk is expected to be high.

• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

• Nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few securities. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds.

• Tax risk, which is the chance that all or a portion of the tax-exempt income from municipal bonds held by the Fund will be declared taxable, possibly with retroactive effect, because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state or local tax authorities, or noncompliant conduct of a bond issuer.

• Derivatives risk. The Fund may invest in structured products such as tender option bonds and long-term municipal bonds combined with a demand feature (i.e., variable rate demand notes or VRDNs), which may involve risks different from, and possibly greater than, those of investments directly in the underlying securities or assets.

		You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund May Not Preserve Dollar [Text]	rr_RiskMoneyMarketFundMayNotPreserveDollar	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund May Impose Fees or Suspend Sales [Text]	rr_RiskMoneyMarketFundMayImposeFeesOrSuspendSales	The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	• Nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few securities. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of comparative benchmarks, which have investment characteristics similar to those of the Fund. The Spliced Pennsylvania Tax-Exempt Money Market Funds Average consists of the Pennsylvania Tax-Exempt Money Market Funds Average through August 31, 2013, and the Other States Tax-Exempt Money Market Funds Average thereafter. Returns for the benchmarks shown are derived from data provided by Lipper, a Thomson Reuters Company. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of comparative benchmarks, which have investment characteristics similar to those of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Vanguard Pennsylvania Municipal Money Market Fund Investor Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a calendar quarter was 0.37% (quarter ended December 31, 2018), and the lowest return for a quarter was 0.00% (quarter ended March 31, 2013).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2018
Retail | Vanguard Pennsylvania Municipal Money Market Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	$ 20	[1]
Management Fees	rr_ManagementFeesOverAssets	0.14%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.16%
1 Year	rr_ExpenseExampleYear01	$ 16
3 Years	rr_ExpenseExampleYear03	52
5 Years	rr_ExpenseExampleYear05	90
10 Years	rr_ExpenseExampleYear10	205
1 Year	rr_ExpenseExampleNoRedemptionYear01	16
3 Years	rr_ExpenseExampleNoRedemptionYear03	52
5 Years	rr_ExpenseExampleNoRedemptionYear05	90
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 205
2009	rr_AnnualReturn2009	0.41%
2010	rr_AnnualReturn2010	0.12%
2011	rr_AnnualReturn2011	0.05%
2012	rr_AnnualReturn2012	0.03%
2013	rr_AnnualReturn2013	0.01%
2014	rr_AnnualReturn2014	0.01%
2015	rr_AnnualReturn2015	0.01%
2016	rr_AnnualReturn2016	0.29%
2017	rr_AnnualReturn2017	0.68%
2018	rr_AnnualReturn2018	1.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[2]
1 Year	rr_AverageAnnualReturnYear01	1.26%
5 Years	rr_AverageAnnualReturnYear05	0.45%
10 Years	rr_AverageAnnualReturnYear10	0.29%
Retail | Vanguard Pennsylvania Municipal Money Market Fund | Other States Tax-Exempt Money Market Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.97%	[3]
5 Years	rr_AverageAnnualReturnYear05	0.29%	[3]
10 Years	rr_AverageAnnualReturnYear10	0.17%	[3]
Retail | Vanguard Pennsylvania Municipal Money Market Fund | Spliced Pennsylvania Tax-Exempt Money Market Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.97%	[3]
5 Years	rr_AverageAnnualReturnYear05	0.29%	[3]
10 Years	rr_AverageAnnualReturnYear10	0.16%	[3]

[1]	/year
[2]	0.00%
[3]	Comparative Benchmarks